Other income and expense items - Auditors' Remuneration and Finance income and costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditors' Remuneration
Audit Fees	$ 435	$ 526	$ 871
Other Fees	2
Total Auditor's Remuneration	437	526	871
Finance income
Interest from financial assets	113	134	70
Total finance income	113	134	70
Finance costs
Interest expense	(1,585)	(200)	(383)
Accretion of end of term payment	(174)	(22)
Amortization of deferred financing costs	(401)	(53)
Total finance costs	(2,160)	(275)	(383)
Net finance costs	$ (2,047)	$ (141)	$ (313)